Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
4. Marketable Securities
All marketable securities were considered
available-for-sale
as of September 30, 2023 and December 31, 2022. The amortized cost, gross unrealized holding gains or losses, and fair value of the Company’s marketable
securities by major security type are summarized in the tables below (in thousands):

	September 30, 2023
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities
U.S. treasuries	$4,469	$—	$(13)	$4,456
Commercial paper	7,942	—	(5)	7,937
U.S. agency securities	36,700	—	(74)	36,626
Asset-backed securities	1,982	—	(3)	1,979

Total available-for-sale securities	$51,093	$—	$(95)	$50,998

	December 31, 2022
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities
U.S. treasuries	$65,807	$—	$(416)	$65,391
Commercial paper	115,381	13	(333)	115,061
U.S. agency securities	53,767	15	(327)	53,455
Asset-backed securities	1,914	—	—	1,914

Total available-for-sale securities	$236,869	$28	$(1,076)	$235,821

The amortized cost of
available-for-sale
securities is adjusted for amortization of premiums and accretion of discounts to maturity. As of September 30, 2023, the aggregate fair value of securities with remaining maturities of less than one year held by the Company in an unrealized loss position was $51.0 million. The Company has the intent and ability to hold such securities until recovery and has determined that there has been no material change to its credit risk. As a result, the Company determined it did not hold any investments with a credit loss at September 30, 2023.
There were no realized gains or losses recognized on the sale or maturity of available-for-sale
securities during the three and nine months ended September 30, 2023, and as a result, there were no reclassifications out of accumulated other comprehensive gain (loss) for the same periods.

4. Marketable Securities
All marketable securities were considered
available-for-sale
as of December 31, 2022. The amortized cost, gross unrealized holding gains or losses, and fair value of the Company’s marketable securities by major security type are summarized in the table below (in thousands):

	December 31, 2022
	Amortized Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities
U.S. treasuries	$65,807	$—	$(416)	$65,391
Commercial paper	115,381	13	(333)	115,061
U.S. agency securities	53,767	15	(327)	53,455
Asset-backed securities	1,914	—	—	1,914

Total available-for-sale securities	$236,869	$28	$(1,076)	$235,821

The amortized cost of
available-for-sale
securities is adjusted for amortization of premiums and accretion of discounts to maturity. As of December 31, 2022, the aggregate fair value of securities with remaining maturities of less than one year held by the Company in an unrealized loss position was $220.5 million. The aggregate fair value of securities with remaining maturities of more than one year held by the Company in an unrealized loss position was $15.3 million. The Company has the intent and ability to hold such securities until recovery and has determined that there has been no material change to its credit risk. As a result, the Company determined it did not hold any investments with a credit loss at December 31, 2022.
There were no realized gains or losses recognized on the sale or maturity of available-for-sale
securities during year ended December 31, 2021, and as a result, there were no reclassifications out of accumulated other comprehensive gain (loss) for the same periods.
The Company did not hold any marketable securities as of December 31, 2021.